Long-term debt - Additional Information (Detail) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2022	Mar. 31, 2024	Jan. 01, 2024	Jun. 30, 2023	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 224,900,000 [1]	$ 224,900,000	[1]	$ 232,600,000
Letters of credit outstanding	4,900,000	4,900,000		5,100,000
Cash and cash equivalents	500,000	500,000		800,000				$ 7,300,000
Notional amount	224,900,000	$ 224,900,000		$ 232,600,000
Senior Unsecured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		July 27, 2027
Borrowings	117,400,000	$ 117,400,000
Borrowings repurchased amount	$ 5,300,000	$ 5,300,000
Interest rate	11.95%	11.95%
Discounted price per note	$ 990	$ 990		$ 980
Principal price per note	$ 1,000	$ 1,000		$ 1,000
Proceeds from borrowings		125,000,000
Borrowings repurchase offering amount	36,800,000	$ 36,800,000					$ 63,800,000
Reduction to borrowings repurchase offering amount							$ 53,600,000
Addition to borrowings repurchase offering amount	5,000,000
Repurchase offer price per note		$ 1,030
Events Subsequent To Reporting Period [member] | Senior Unsecured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 116,200,000
Borrowings repurchased amount						$ 1,200,000
Discounted price per note						$ 1,016
Principal price per note						$ 1,000
Borrowings repurchase offering amount					$ 2,000,000
Syndicated Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Available borrowing facilities	$ 240,000,000	$ 240,000,000
Borrowings, maturity		May 31, 2025
Credit facility term date		May 31, 2024
New Syndicated Credit Facility [Member] | Five-year Senior Unsecured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Available borrowing facilities				$ 127,600,000
Borrowings, term				5 years

[1]	The 2025 figure includes our syndicated credit facility which has a term-out date of May 2025. The 2027 figure includes our senior unsecured notes due in July 2027. Refer to Note 5 for further details. Historically, the Company has successfully renewed its syndicated credit facility.